Stock Based Compensation Plans: (Tables)	3 Months Ended
Mar. 31, 2020
Stock Based Compensation Plans: (Tables) [Abstract]
Stock Option Transactions

Stock option transactions for the three months ended March 31, 2020 and 2019 are as follows:

	2020		2019
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	4,369,565	$ 3.09	4,554,565	$ 3.11

Options outstanding - end of period	4,369,565	$ 3.09	4,554,565	$ 3.11

Options exercisable - end of period	4,369,565	$ 3.09	4,554,565	$ 3.11

Options Outstanding and Exercisable

The following table relates to stock options at March 31, 2020:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	444,922	$1.92	$ -	1.19	444,922	$1.92	$ -	1.19
$2.69	125,000	$2.69	-	7.08	125,000	$2.69	-	7.08
$3.15	3,369,643	$3.15	-	6.88	3,369,643	$3.15	-	6.88
$3.91	180,000	$3.91	-	5.25	180,000	$3.91	-	5.25
$4.02	250,000	$4.02	-	4.32	250,000	$4.02	-	4.32
$1.92 - $4.02	4,369,565	$3.09	$ -	6.09	4,369,565	$3.09	$ -	6.09